Deferred tax - Summary of deferred taxes liability (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Deferred tax assets and liabilities [abstract]
Amount expected to be settled after more than 12 months	$ 2,153,723	$ 2,289,269
Credited to profit or loss	$ (135,546)	$ (271,092)